Net Interest Expense and Other Net Finance Expense - Schedule of Interest Expense (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net interest expense income [line items]
Interest on finance leases	$ 0.5	$ 0.1
Other	0.6	1.7
Total interest expense	31.6	29.1
Interest income on FVOCI investment debt securities	(2.5)	(2.4)
Other	(0.4)	(0.8)
Total interest income	(2.9)	(3.2)
Net interest expense	28.7	25.9
Notes payable [member]
Disclosure of net interest expense income [line items]
Interest Expense	2.1	2.9
Revolving credit facilities [member]
Disclosure of net interest expense income [line items]
Interest Expense	$ 28.4	$ 24.4